SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 197,523	$ 81,707
Unrealized losses, less than 12 months	(337)	(137)
Fair value,12 months or greater	8,590	53,663
Unrealized losses, 12 months or greater	(6)	(156)
Fair value, Total	206,113	135,370
Unrealized losses, Total	(343)	(293)
Debt Securities, Available-for-sale, Amortized Cost	997,188	731,025
Gross unrealized gains	15,437	4,985
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(343)	(293)
Estimated fair value (Level 2 within the fair value hierarchy)	1,012,282	735,717
Corporate debentures
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	194,587	70,733
Unrealized losses, less than 12 months	(337)	(117)
Fair value,12 months or greater	8,590	48,658
Unrealized losses, 12 months or greater	(6)	(154)
Fair value, Total	203,177	119,391
Unrealized losses, Total	(343)	(271)
Corporate debentures | Fair Value, Inputs, Level 2
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	973,029	687,886
Gross unrealized gains	15,016	4,865
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(343)	(271)
Estimated fair value (Level 2 within the fair value hierarchy)	987,702	692,480
U.S. Treasuries
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	2,936	0
Unrealized losses, less than 12 months	0	0
Fair value,12 months or greater	0	5,005
Unrealized losses, 12 months or greater	0	(2)
Fair value, Total	2,936	5,005
Unrealized losses, Total	0	(2)
U.S. Treasuries | Fair Value, Inputs, Level 2
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	17,613	23,182
Gross unrealized gains	418	82
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	0	(2)
Estimated fair value (Level 2 within the fair value hierarchy)	18,031	23,262
U.S. Government Agencies
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months		10,974
Unrealized losses, less than 12 months		(20)
Fair value,12 months or greater		0
Unrealized losses, 12 months or greater		0
Fair value, Total		10,974
Unrealized losses, Total		(20)
U.S. Government Agencies | Fair Value, Inputs, Level 2
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	6,546	19,957
Gross unrealized gains	3	38
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	0	(20)
Estimated fair value (Level 2 within the fair value hierarchy)	$ 6,549	$ 19,975